Convertible Notes Payable (Details Narrative) - USD ($)	Dec. 19, 2016	Nov. 14, 2016	Sep. 30, 2016	Dec. 31, 2015	Jun. 15, 2015	Apr. 01, 2015	Mar. 15, 2015	Dec. 15, 2014	Sep. 15, 2014	Jul. 01, 2014	Jun. 15, 2014	Mar. 15, 2014	Jan. 15, 2014	Oct. 15, 2013	Apr. 27, 2012	Nov. 18, 2011
Debt Disclosure [Abstract]
Convertible promissory note with a third party	$ 535,000	$ 35,000	$ 230,656		$ 30,000	$ 52,500	$ 30,000	$ 30,000	$ 30,000	$ 60,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 32,500	$ 30,000
Bears interest	12.00%	12.00%			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%